Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Inventories, Net [Abstract]
Raw materials	$ 16,956,350	$ 13,985,558
Work in process	252,925	264,814
Finished goods	10,553,455	9,062,606
Total inventories	27,762,730	23,312,978
Less: inventory valuation allowance
Inventories, net	$ 27,762,730	$ 23,312,978